Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 138,183	$ 111,141	$ 118,653
Other comprehensive income (loss) net of tax:
Net unrealized gains (losses) on available-for-sale securities	(209,832)	48,939	(29,918)
Related tax benefit (expense)	77,113	(17,985)	10,995
Reclassification adjustment of net gains from sale of available-for-sale securities included in net income	95,234	8,147	17,009
Related tax benefit (expense)	(34,998)	(2,994)	(2,835)
Other comprehensive income (loss)	(72,483)	36,107	(4,749)
Comprehensive income	$ 65,700	$ 147,248	$ 113,904